Exhibit 99.1

SLM Student Loan Trust 2011-3

Monthly Servicing Report

Distribution Date 01/27/2025

Collection Period 12/01/2024 - 12/31/2024

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 12/01/2024 - 12/31/2024, Distribution Date 01/27/2025

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	11/18/2011	11/30/2024	12/31/2024
	Principal Balance	$767,002,624.19	$132,242,817.61	$131,400,688.42
	Interest to be Capitalized Balance	7,606,904.17	638,657.33	660,691.44
	Pool Balance	$774,609,528.36	$132,881,474.94	$132,061,379.86
	Capitalized Interest Account Balance	$76,000,000.00	-	-
	Specified Reserve Account Balance	1,995,285.00	- N/A -	- N/A -
	Adjusted Pool (1)	$852,604,813.36	$132,881,474.94	$132,061,379.86
	Weighted Average Coupon (WAC)	5.49%	5.64%	5.64%
	Number of Loans	61,014	8,220	8,103
	Aggregate Outstanding Principal Balance - Tbill		$264,650.06	$264,059.89
	Aggregate Outstanding Principal Balance - SOFR		$132,616,824.88	$131,797,319.97
	Pool Factor		0.166494338	0.165466797
	Since Issued Constant Prepayment Rate		4.67%	4.59%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	12/26/2024	01/27/2025
	A	78445UAA0	$98,881,474.94	$98,274,562.18
	B	78445UAD4	$24,000,000.00	$24,000,000.00

C	Account Balances	12/26/2024	01/27/2025
	Reserve Account Balance	$1,197,172.00	$1,197,172.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$8,120.38	$19,726.42
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	12/26/2024	01/27/2025
	Adjusted Pool Balance + Supplemental Loan Purchase	$132,881,474.94	$132,061,379.86
	Total Notes	$122,881,474.94	$122,274,562.18
	Difference	$10,000,000.00	$9,786,817.68
	Parity Ratio	1.08138	1.08004

Page 2 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 12/01/2024 - 12/31/2024, Distribution Date 01/27/2025

II.	Trust Activity 12/01/2024 through 12/31/2024

A	Student Loan Principal Receipts
	Borrower Principal	725,589.82
	Guarantor Principal	126,256.44
	Consolidation Activity Principal	259,846.68
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$1,111,692.94
B	Student Loan Interest Receipts
	Borrower Interest	260,965.44
	Guarantor Interest	10,118.76
	Consolidation Activity Interest	2,713.06
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	3,074.94
	Total Interest Receipts	$276,872.20
C	Reserves in Excess of Requirement	-
D	Investment Income	$13,359.64
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(119,167.66)
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(11,606.04)
M	AVAILABLE FUNDS	$1,271,151.08
N	Non-Cash Principal Activity During Collection Period	$(269,563.75)
O	Non-Reimbursable Losses During Collection Period	$2,510.42
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 12/01/2024 - 12/31/2024, Distribution Date 01/27/2025

III.	2011-3 Portfolio Characteristics

		12/31/2024				11/30/2024
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	5.78%	168	$3,475,445.63	2.645%	5.75%	190	$3,901,281.75	2.950%

REPAYMENT:	CURRENT	5.44%	6,719	$96,184,650.23	73.200%	5.49%	6,914	$100,346,175.18	75.880%
	31-60 DAYS DELINQUENT	6.33%	202	$5,228,292.31	3.979%	5.96%	214	$4,420,947.04	3.343%
	61-90 DAYS DELINQUENT	6.12%	129	$3,064,551.68	2.332%	6.05%	135	$2,956,961.76	2.236%
	91-120 DAYS DELINQUENT	6.05%	103	$2,112,132.30	1.607%	6.40%	71	$1,656,760.42	1.253%
	> 120 DAYS DELINQUENT	6.28%	177	$4,950,513.93	3.767%	6.37%	148	$4,459,510.10	3.372%

	FORBEARANCE	6.23%	579	$15,965,502.98	12.150%	6.19%	522	$14,140,670.72	10.693%
	CLAIMS IN PROCESS	6.31%	26	$419,599.36	0.319%	6.19%	26	$360,510.64	0.273%

TOTAL			8,103	$131,400,688.42	100.00%		8,220	$132,242,817.61	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 12/01/2024 - 12/31/2024, Distribution Date 01/27/2025

IV.	2011-3 Portfolio Characteristics (cont'd)

	12/31/2024	11/30/2024
Pool Balance	$132,061,379.86	$132,881,474.94
Outstanding Borrower Accrued Interest	$4,795,676.39	$4,740,642.04
Borrower Accrued Interest to be Capitalized	$660,691.44	$638,657.33
Borrower Accrued Interest >30 Days Delinquent	$575,475.86	$500,886.12
Total # Loans	8,103	8,220
Total # Borrowers	4,534	4,603
Weighted Average Coupon	5.64%	5.64%
Weighted Average Remaining Term	180.11	179.85
Non-Reimbursable Losses	$2,510.42	$3,570.71
Cumulative Non-Reimbursable Losses	$2,773,616.77	$2,771,106.35
Since Issued Constant Prepayment Rate (CPR)	4.59%	4.67%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$10,384.75	$10,384.75
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$213,182.32	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$272,075.37	$170,678.10
Borrower Interest Accrued	$601,134.25	$584,421.66
Interest Subsidy Payments Accrued	$14,015.00	$14,883.51
Special Allowance Payments Accrued	$208,177.90	$218,508.34

Page 5 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 12/01/2024 - 12/31/2024, Distribution Date 01/27/2025

V.	2011-3 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS (2) Loans	0.00%	0	-	0.000%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	5.64%	8,103	131,400,688.42	100.000%
	Total	5.64%	8,103	$131,400,688.42	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	5.64%	8,103	131,400,688.42	100.000%
	Total	5.64%	8,103	$131,400,688.42	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 12/01/2024 - 12/31/2024, Distribution Date 01/27/2025

VI.	2011-3 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$1,271,151.08
A	Primary Servicing Fee	$30,143.10	$1,241,007.98
B	Administration Fee	$6,667.00	$1,234,340.98
C	Class A Noteholders' Interest Distribution Amount	$508,318.46	$726,022.52
D	Class B Noteholders' Interest Distribution Amount	$119,109.76	$606,912.76
E	Reserve Account Reinstatement	-	$606,912.76
F	Class A Noteholders' Principal Distribution Amount	$606,912.76	-
G	Class B Noteholders' Principal Distribution Amount	-	-
H	Unpaid Expenses of The Trustees	-	-
I	Carryover Servicing Fee	-	-
J	Remaining Amounts to the Noteholders after the first auction date	-	-
K	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$131,400,688.42
B	Interest to be Capitalized	$660,691.44
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,197,172.00
E	Less: Specified Reserve Account Balance	$(1,197,172.00)
F	Total	$132,061,379.86
G	Class A Notes Outstanding (after application of available funds)	$98,274,562.18
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 12/01/2024 - 12/31/2024, Distribution Date 01/27/2025

VII.	2011-3 Distributions

Distribution Amounts
	A	B
Cusip/Isin	78445UAA0	78445UAD4
Beginning Balance	$98,881,474.94	$24,000,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	1.10%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	12/26/2024	12/26/2024
Accrual Period End	1/27/2025	1/27/2025
Daycount Fraction	0.08888889	0.08888889
Interest Rate*	5.78327%	5.58327%
Accrued Interest Factor	0.005140684	0.004962907
Current Interest Due	$508,318.46	$119,109.76
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$508,318.46	$119,109.76
Interest Paid	$508,318.46	$119,109.76
Interest Shortfall	-	-
Principal Paid	$606,912.76	-
Ending Principal Balance	$98,274,562.18	$24,000,000.00
Paydown Factor	0.000747430	0.000000000
Ending Balance Factor	0.121027786	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 12/01/2024 - 12/31/2024, Distribution Date 01/27/2025

VIII.	2011-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$122,881,474.94
	Adjusted Pool Balance	$132,061,379.86
	Overcollateralization Amount	$10,000,000.00
	Principal Distribution Amount	$820,095.08
	Principal Distribution Amount Paid	$606,912.76

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,197,172.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,197,172.00
	Required Reserve Acct Balance	$1,197,172.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,197,172.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$8,120.38
	Deposits for the Period	$11,606.04
	Release to Collection Account	-
	Ending Balance	$19,726.42

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 12/01/2024 - 12/31/2024, Distribution Date 01/27/2025

IX.	2011-3 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$1,382,522.30	$6,672,247.53	$47,232,100.87	$55,286,870.70
Unsubsidized Consolidation Loans	$2,292,303.86	$9,862,994.16	$64,619,211.14	$76,774,509.16
Total	$3,674,826.16	$16,535,241.69	$111,851,312.01	$132,061,379.86

Weighted Average Remaining Term of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	190	209	158	165
Unsubsidized Consolidation Loans	238	247	181	191
Total	220	232	171	180

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.667%	6.003%	5.510%	5.573%
Unsubsidized Consolidation Loans	5.844%	6.373%	5.587%	5.696%
Total	5.777%	6.224%	5.554%	5.644%

Weighted Average SAP Margin of All SOFR Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.433%	2.348%	2.432%	2.422%
Unsubsidized Consolidation Loans	2.408%	2.259%	2.400%	2.382%
Total	2.417%	2.295%	2.414%	2.399%

Weighted Average SAP Margin of All T-Bill Based Loans
	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	0.000%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.136%	3.133%
Total	3.100%	3.132%	3.129%

Page 10 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 12/01/2024 - 12/31/2024, Distribution Date 01/27/2025